Net (Loss)/Income Per Share of Class A Common Stock - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss from continuing operations	$ (46,897)	$ (13,911)	$ (250,016)	$ (37,594)
(Loss)/gain from discontinued operation	0	(511)	(1,022)	28,449
Net loss	$ (46,897)	$ (14,422)	$ (251,038)	$ (9,145)	$ (19,535)	$ (66,145)
Basic:
Basic net loss per share - continuing operations (in dollars per share)	$ (0.67)	$ (0.41)	$ (4.29)	$ (1.16)
Basic net (loss)/income per share - discontinued operations (in dollars per share)	0	(0.01)	(0.02)	0.87
Net loss per share of common stock	(0.67)	(0.42)	(4.31)	(0.29)
Diluted:
Diluted net loss per share - continuing operations (in dollars per share)	(0.67)	(0.41)	(4.29)	(1.16)
Diluted net (loss)/income per share - discontinued operations (in dollars per share)	0	(0.01)	(0.02)	0.87
Net loss per share of common stock	$ (0.67)	$ (0.42)	$ (4.31)	$ (0.29)
Diluted weighted average common shares outstanding	69,975,000	34,258,000	58,297,000	32,515,000
Basic and diluted net loss per share - continuing operations	$ (0.67)	$ (0.41)	$ (4.29)	$ (1.16)	$ (1.45)	$ (2.22)
Basic and diluted net income/loss per share	$ (0.67)	$ (0.42)	$ (4.31)	$ (0.29)	$ (0.60)	$ (2.45)
Shares used in computation of basic and diluted net income/(loss) per share	69,975,000	34,258,000	58,297,000	32,515,000	33,009,000	18,164,000
Blacksky Technology [Member]
Loss from continuing operations					$ (47,720)	$ (59,985)
(Loss)/gain from discontinued operation					28,185	(6,160)
Net loss					$ (19,535)	$ (66,145)
Diluted:
Basic and diluted net loss per share - continuing operations					$ (1.45)	$ (3.30)
Basic and diluted net income/(loss) per share - discontinued operations					0.85	(0.34)
Basic and diluted net income/loss per share					$ (0.60)	$ (3.64)